Stockholders' Equity - Contingent Consideration (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity
Common Stock potentially issuable upon the achievement of certain milestones	14,232,090	14,232,090
Milestones term for achievement of stock price and market capitalization	2 years	2 years